Offerings	Jun. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	1,174,686
Proposed Maximum Offering Price per Unit	15.26
Maximum Aggregate Offering Price	$ 17,925,708.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,475.54
Offering Note	This Registration Statement covers, in addition to the number of shares of the Registrant's Class A common stock ("Common Stock") stated above, such indeterminate number of any additional shares of Common Stock that may become issuable under the AIAI Holdings Corporation 2026 Equity Incentive Plan by reason of any stock split, stock dividend or similar transaction pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"). Represents shares of common stock available and reserved for issuance under the AIAI Holdings Corporation 2026 Equity Incentive Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	4,825,314
Proposed Maximum Offering Price per Unit	15.26
Maximum Aggregate Offering Price	$ 73,634,291.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,168.90
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act based the determined price of $15.04 the Registrant's Common Stock. Represents shares of Common Stock underlying outstanding equity grants under the AIAI Holdings Corporation 2026 Equity Incentive Plan as of the date of this Registration Statement.